Munder Mid-Cap Core Growth Fund
Munder Mid-Cap Core Growth Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide long-term capital appreciation.
FEES & EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Munder Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Applicable Sales Charges” on page 10 of the Fund’s Prospectus and the section entitled “Additional Purchase, Redemption, Exchange and Conversion Information” on page 56 of the Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Munder Mid-Cap Core Growth Fund	Class A		Class C		Class K	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	[1]	none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	none	[2]	1.00%	[3]	none	none	none	none
[1]	The sales charge declines as the amount invested increases.
[2]	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if your broker or financial intermediary received a sales commission on the purchase.
[3]	A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class C shares within one year of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Munder Mid-Cap Core Growth Fund		Class A	Class C	Class K	Class R		Class R6		Class Y
Management Fees		0.75%	0.75%	0.75%	0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.50%	[1]	none		none
Other Expenses		0.32%	0.32%	0.57%	0.32%		0.14%	[2]	0.32%
Acquired Fund Fees and Expenses		0.06%	0.06%	0.06%	0.06%		0.06%		0.06%
Total Annual Fund Operating Expenses	[3]	1.38%	2.13%	1.38%	1.63%		0.95%		1.13%
[1]	Under the Fund's Distribution Agreement, Rule 12b-1 fees are limited to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.
[2]	For Class R6 shares, fees paid to intermediaries for shareholder servicing, record keeping and sub-transfer agency represent 0.00% of Other Expenses.
[3]	Total Annual Fund Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund invested).

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Munder Mid-Cap Core Growth Fund (USD $)	Class A	Class C	Class K	Class R	Class R6	Class Y
1 Year	683	316	140	166	97	115
3 Years	964	667	437	514	303	359
5 Years	1,265	1,144	755	886	526	622
10 Years	2,117	2,462	1,657	1,932	1,167	1,374

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Munder Mid-Cap Core Growth Fund (USD $)	Class A	Class C	Class K	Class R	Class R6	Class Y
1 Year	683	216	140	166	97	115
3 Years	964	667	437	514	303	359
5 Years	1,265	1,144	755	886	526	622
10 Years	2,117	2,462	1,657	1,932	1,167	1,374

The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The advisor pursues long-term capital appreciation in the Fund by investing, under normal circumstances, at least 80% of the Fund’s assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of mid-capitalization companies. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.  Mid-capitalization companies means those companies with market capitalizations within the range of companies included in the S&P MidCap 400® Index ($1.0 billion to $11.0 billion as of September 30, 2014) or within the range of companies included in the Russell Midcap® Index ($801 million to $31.7 billion as of September 30, 2014).

The Fund’s investment style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price). This blended process seeks to perform better than either a pure growth or pure value approach over a complete market cycle.

The advisor chooses the Fund’s investments by reviewing the earnings growth of all publicly traded mid-capitalization companies over the past three years and selecting from those companies primarily based on:  above-average, consistent earnings growth; financial stability; relative valuation; strength of industry position and management team; and price changes compared to the Russell Midcap® Index.

Although the Fund will primarily be invested in domestic securities, up to 25% of the Fund’s assets may be invested in foreign securities.  From time to time, the advisor may use exchange-traded funds (ETFs) and/or futures to manage cash.

Pending Merger:  The Fund’s Board of Trustees and shareholders approved the merger of the Fund with and into a separate, newly created series of The Victory Portfolios (“Merger”).  The Merger is now expected to occur as soon as practicable and likely on or around October 31, 2014.  The Fund may engage in transition management techniques prior to the closing of the Merger during which time the Fund may not pursue its investment objective and investment strategies.

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The principal risks associated with investment in the Fund are as follows:

Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

Stock Selection Risk

In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market. The advisor’s investment strategy seeks to control risk by adhering to portfolio constraints relative to the Fund’s benchmark. As a result, the Fund may be particularly susceptible to a general decline in the mid-capitalization sector of the U.S. stock market.

Growth Investing Risk

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of growth stocks also may fall or fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

Smaller Company Stock Risk

Smaller or medium-sized companies often have more limited managerial and financial resources than larger, more established companies and, therefore, may be more susceptible to market downturns or changing economic conditions.  Prices of small or medium-sized companies tend to be more volatile than those of larger companies and small or medium-sized issuers may be subject to greater degrees of changes in their earnings and prospects.  Since smaller company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they are often more difficult to sell.

Foreign Securities Risk

Foreign securities tend to be more volatile and less liquid than U.S. securities.  Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In addition, during periods of social, political or economic instability in a country or region, the value of a foreign security could be affected by, among other things, increasing price volatility, illiquidity or the closure of the primary market on which the security is traded. In addition to foreign securities, the Fund may be exposed to foreign markets as a result of the Fund’s investments in U.S. companies that have international exposure.

ETF Risk

ETFs are investment companies that are bought and sold on a securities exchange. The risks of owning an ETF are generally comparable to the risks of owning the underlying securities held by the ETF. However, when the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. In addition, because of these expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

Derivatives Risk

Derivatives, such as futures contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to the credit risk of the derivative’s counterparty, the risk of mispricing or improper valuation, and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets, rates or indices. The Fund “covers” its exposure to certain derivative contracts by segregating or designating liquid assets on its records sufficient to satisfy current payment obligations, which may expose the Fund to the market through both the underlying assets subject to the contract and the assets used as cover. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used.

PERFORMANCE

The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund’s performance from year to year over the past ten years and by showing the Fund’s average annual total returns for different calendar periods over the life of the Fund compared to those of two broad-based securities market indices. When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.munder.com, or by calling (800) 468-6337.

The annual returns in the bar chart are for the Fund’s least expensive class of shares, Class Y shares. Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will be lower.

TOTAL RETURN (%) per calendar year

YTD through 9/30/14:	4.23%
Best Quarter:	16.48%	(quarter ended 9/30/09)
Worst Quarter:	-25.26%	(quarter ended 12/31/08)

AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2013 (including maximum sales charges)
Average Annual Returns Munder Mid-Cap Core Growth Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class Y	33.71%	20.73%	10.50%	11.08%	Jun. 24, 1998
Class A	26.04%	19.07%	9.60%	8.34%	Jul. 03, 2000
Class C	31.40%	19.52%	9.39%	7.48%	Jul. 14, 2000
Class K	33.41%	20.42%	10.22%	12.08%	Dec. 17, 2002
Class R	33.04%	20.11%		10.01%	Jul. 29, 2004
Class R6	33.93%			30.04%	Jun. 01, 2012
After Taxes on Distributions Class Y	33.14%	20.61%	10.40%	10.68%
After Taxes on Distributions and Sale of Fund Shares Class Y	19.55%	17.00%	8.72%	9.30%
Russell Midcap® Index Class Y Comparison (reflects no deductions for fees, expenses or taxes)	34.76%	22.36%	10.22%	8.97%	Jul. 01, 1998
Russell Midcap® Growth Index Class Y Comparison (reflects no deductions for fees, expenses or taxes)	35.74%	23.37%	9.77%	7.24%	Jul. 01, 1998
Russell Midcap® Index Class A Comparison (reflects no deductions for fees, expenses or taxes)	34.76%	22.36%	10.22%	8.53%	Jul. 01, 2000
Russell Midcap® Growth Index Class A Comparison (reflects no deductions for fees, expenses or taxes)	35.74%	23.37%	9.77%	3.79%	Jul. 01, 2000
Russell Midcap® Index Class C Comparison (reflects no deductions for fees, expenses or taxes)	34.76%	22.36%	10.22%	8.53%	Jul. 01, 2000
Russell Midcap® Growth Index Class C Comparison (reflects no deductions for fees, expenses or taxes)	35.74%	23.37%	9.77%	3.79%	Jul. 01, 2000
Russell Midcap® Index Class K Comparison (reflects no deductions for fees, expenses or taxes)	34.76%	22.36%	10.22%	12.65%	Jan. 01, 2003
Russell Midcap® Growth Index Class K Comparison (reflects no deductions for fees, expenses or taxes)	35.74%	23.37%	9.77%	12.42%	Jan. 01, 2003
Russell Midcap® Index Class R Comparison (reflects no deductions for fees, expenses or taxes)	34.76%	22.36%		10.65%	Aug. 01, 2004
Russell Midcap® Growth Index Class R Comparison (reflects no deductions for fees, expenses or taxes)	35.74%	23.37%		10.53%	Aug. 01, 2004
Russell Midcap® Index Class R6 Comparison (reflects no deductions for fees, expenses or taxes)	34.76%			29.40%	Jun. 01, 2012
Russell Midcap® Growth Index Class R6 Comparison (reflects no deductions for fees, expenses or taxes)	35.74%			28.13%	Jun. 01, 2012

Average annual returns for Class C shares for periods prior to 10/31/03 are for Class II shares and reflect the fees and expenses of the Class II shares prior to that date. The index returns from inception for Class Y, A, C, K, R and R6 shares are as of 7/1/98, 7/1/00, 7/1/00, 1/1/03, 8/1/04, and 6/1/12, respectively. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class Y shares. The after-tax returns of the Class A, C, K, R and R6 shares will vary from those shown for the Class Y shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.